Current and Future Changes in Accounting Policies (Policies)	3 Months Ended
Jan. 31, 2026
Statement [Line Items]
Current Changes in Accounting Policies	CURRENT CHANGES IN ACCOUNTING POLICIES There were no new accounting policies adopted by the Bank for the three months ended January 31, 2026.
Future Changes in Accounting Policies
FUTURE CHANGES IN ACCOUNTING

POLICIES
There were no new accounting standards

or amendments issued during the three

months ended January 31, 2026. Refer to Note

4 of the Bank’s 2025 Annual
Consolidated Financial Statements for a description

of future changes in accounting policies.